UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2008

ITEM 1.      REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Loomis Sayles Bond Portfolio

Annual Report

December 31, 2008

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus of Maxim Series Fund, Inc. (“Maxim Series Fund” or the “Fund”), which include details as to offering price and other information.

Maxim Loomis Sayles Bond Portfolio

The Maxim Loomis Sayles Bond Portfolio underperformed its Benchmark, the Merrill Lynch Government & Corporate Index, returning -21.74% (net of fees) versus 4.95% for the Index for the one-year period ended December 31, 2008. The Portfolio underperformed its multisector peer group, which returned -14.33% for the period. The Portfolio has the flexibility to utilize investment grade corporate bonds, high yield and non-dollar denominated bonds. Stylistically, we tend to favor credit which was generally out of favor in 2008, where global markets stressed under the pressure of a massive credit crisis, pervasive risk aversion, consumer and business retrenchment and systemic de-leveraging, hurting the performance of all but risk-free assets. The crisis of confidence engulfed the financial markets in September, seizing up credit markets and negatively impacting our holdings in the financial sector. Particularly in October and November the global economy deteriorated markedly, fueling a massive de-leveraging in an interlinked process: tighter credit caused slower growth and slower growth caused tighter credit. The connected mechanisms of lending, housing, bank credit losses, jobs, consumer spending and exports nearly ground to a halt amid extreme distress. Any debt less than guaranteed suffered in this environment for most of the 4Q08, and high yield corporates were broadly lower. Weaker sectors tended to be cyclical in nature and/or those with large financing needs.  For the calendar year, positive contributors included property & casualty insurers, packaging and US dollar pay emerging market government bonds. We recouped some performance in December as volatility began to taper given oversold market conditions and thin volumes, particularly among large investment grade issuers. Investors turned to the US dollar as a relative safe haven currency in the fourth quarter. Most currencies in the Portfolio were lower versus the greenback as prospects solidified for worldwide recession, and commodity-related currencies were squeezed by deflating demand. Technical factors compounded US dollar strength. Looking forward, the increased potential for higher default rates and lower recovery rates make credit research and security selection of paramount importance. Over time, attractive prices and yields can present opportunities to leverage prudent security selection of our multisector approach.

	MAXIM LOOMIS	MERRILL LYNCH
	SAYLES BOND	GOVT/CORP
	BALANCE	BALANCE

	10,000.00	10,000.00
1999	10,487.00	9,794.60
2000	10,969.40	10,964.27
2001	11,251.32	11,886.91
2002	12,497.96	13,188.53
2003	16,259.85	13,787.03
2004	18,045.18	14,359.46

2005	18,714.66	14,721.32
2006	20,791.98	15,284.41
2007	22,476.13	16,395.74
2008	17,589.82	17,207.66

Maxim Loomis Sayles Bond Portfolio

Total Return –

One Year:	-21.74%
Five Year:	1.59%
Ten Year:	5.81%

Portfolio Inception:	11/01/1994

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Loomis Sayles Bond Portfolio, made at its inception, with the performance of the Merrill Lynch Government & Corporate Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance does not include any fees or expenses of variable insurance products, if applicable. If such fees or expenses were included, returns would be lower.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Maxim Loomis Sayles Bond Portfolio, one of the portfolios constituting the Maxim Series Fund, Inc. (the “Fund”) as of December 31, 2008, and the related statements of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Maxim Loomis Sayles Bond Portfolio of the Maxim Series Fund, Inc. as of December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

February 26, 2009

MAXIM SERIES FUND, INC.

Maxim Loomis Sayles Bond Portfolio

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

ASSETS:
Investments in securities, market value (including $672,064 of securities on loan) (1)	$263,935,260
Cash	17,245,820
Cash denominated in foreign currencies (2)	110,883
Dividends and interest receivable	4,806,534
Subscriptions receivable	1,007,243

Total assets	287,105,740

LIABILITIES:
Due to investment adviser	222,699
Payable upon return of securities loaned	691,962
Redemptions payable	945,346

Total liabilities	1,860,007

NET ASSETS	$285,245,733

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$3,202,007
Additional paid-in capital	369,793,651
Net unrealized depreciation on investments	(87,699,966)
Undistributed net investment income	756,302
Accumulated net realized loss on investments	(806,261)

NET ASSETS	$285,245,733

NET ASSET VALUE PER OUTSTANDING SHARE (Offering and Redemption Price)	$8.91

SHARES OF CAPITAL STOCK:
Authorized	200,000,000
Outstanding	32,020,070

(1) Cost of investments in securities:	$351,632,698
(2) Cost of cash denominated in foreign currencies:	113,411

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES BOND PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2008

INVESTMENT INCOME:
Interest	$25,470,230
Income from securities lending	7,331
Dividends	484,794

Total income	25,962,355

EXPENSES:
Management fees	3,276,152

NET INVESTMENT INCOME	22,686,203

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	6,128,496
Change in net unrealized depreciation on investments	(111,650,775)

Net realized and unrealized loss on investments	(105,522,279)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(82,836,076)

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2008 AND 2007

	2008	2007

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$22,686,203	$21,009,916
Net realized gain on investments	6,128,496	11,981,241
Change in net unrealized appreciation (depreciation) on investments	(111,650,775)	(4,961,089)

Net increase (decrease) in net assets resulting from operations	(82,836,076)	28,030,068

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(27,928,758)	(26,894,799)
From net realized gains	(1,856,430)	(3,275,697)

Total distributions	(29,785,188)	(30,170,496)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	162,513,509	198,443,342
Reinvestment of distributions	29,785,188	30,170,496
Redemptions of shares	(183,835,092)	(177,150,491)

Net increase in net assets resulting from share transactions	8,463,605	51,463,347

Total increase (decrease) in net assets	(104,157,659)	49,322,919

NET ASSETS:
Beginning of period	389,403,392	340,080,473

End of period (1)	$285,245,733	$389,403,392

OTHER INFORMATION:

SHARES:
Sold	14,042,731	15,317,741
Issued in reinvestment of distributions	3,080,170	2,417,534
Redeemed	(16,138,648)	(13,723,925)

Net increase	984,253	4,011,350

(1) Including undistributed (overdistributed) net investment income	$756,302	$(14,656)

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES BOND PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Year Ended December 31,

	2008	2007	2006	2005	2004

Net Asset Value, Beginning of Period	$12.55	$12.58	$11.95	$12.35	$11.98

Income from Investment Operations

Net investment income	0.93	0.92	0.67	0.84	0.91
Net realized and unrealized gain (loss)	(3.60)	0.08	0.63	(0.39)	0.36

Total Income (Loss) From Investment Operations	(2.67)	1.00	1.30	0.45	1.27

Less Distributions

From net investment income	(0.91)	(0.92)	(0.67)	(0.85)	(0.90)
From net realized gains	(0.06)	(0.11)

Total Distributions	(0.97)	(1.03)	(0.67)	(0.85)	(0.90)

Net Asset Value, End of Period	$8.91	$12.55	$12.58	$11.95	$12.35

Total Return ±	(21.74%)	8.10%	11.10%	3.71%	10.98%

Net Assets, End of Period ($000)	$285,246	$389,403	$340,080	$293,374	$271,541

Ratio of Expenses to Average Net Assets	0.90%	0.90%	0.90%	0.90%	0.90%

Ratio of Net Investment Income to Average Net Assets	6.24%	5.67%	5.31%	5.06%	5.62%

Portfolio Turnover Rate	27.70%	28.34%	36.73%	38.48%	33.18%

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2008

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-three portfolios. Interests in the Maxim Loomis Sayles Bond Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek high total investment return through a combination of current income and capital appreciation. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign securities are valued at the closing price on the security’s primary exchange. If the closing price is not available, the current bid will be used. Foreign exchange rates are determined by utilizing the New York closing rates.

Fixed income investments are normally valued on the basis of quotations from brokers or dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

For foreign equity securities, factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds.

For fixed income securities, factors used in the determination of fair value may include, but are not limited to, market data incorporating available trade, bid and other market information such as benchmark curves, benchmarking of like securities, sector groupings and matrix pricing. Model processes such as Option Adjusted Spread models are used to develop prepayment and interest rate scenarios. Price evaluators gather information from market sources and integrate relevant credit information, perceived market movements and sector news into the evaluated pricing applications and models.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

On January 1, 2008, the Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the Portfolio’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of December 31, 2008, the inputs used to value the Portfolio’s investments were as follows:

Description	Level 1		Level 2	Level 3	Total

Assets
Bonds	$		$245,758,317	$12,084,596	$257,842,913
Common stock		2,037,064			2,037,064
Preferred stock		930,829	1,263,349	1,170,104	3,364,282
Short-term investments		691,001			691,001

Total		$3,658,894	$247,021,666	$13,254,700	$263,935,260

The following is a reconciliation of change in Level 3 assets during the year ended December 31, 2008:

Description	Bonds	Preferred Stocks	Total

Beginning Balance, January 1, 2008	$6,626,877	$—	$6,626,877
Total gain (or losses) (realized/unrealized)	(8,061,835)	(847,212)	(8,909,047)
Purchases, sales and corporate actions	4,541,248	575,827	5,117,075
Transfers into (out of) Level 3	8,978,306	1,441,489	10,419,795

Ending Balance, December 31, 2008	$12,084,596	$1,170,104	$13,254,700

Restricted and Illiquid Securities

The Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. Aggregate cost, fair value and percent of net assets of these restricted securities held at December 31, 2008 were $41,210,953, $30,592,357 and 10.72%, respectively.

The Portfolio may own certain investment securities that have been deemed “illiquid” because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term and the difference could be material. Aggregate cost, fair value and percent of net assets of these illiquid securities held at December 31, 2008 were $20,143,087, $13,283,762 and 4.66%, respectively.

Foreign Currency Translations

The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Dividends

Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on a specific lot selection.

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its investment company taxable net income, including realized gain not offset by capital loss carryforwards, if any, to its shareholders. Management has concluded that the Portfolio has taken no uncertain tax positions that require adjustment to the financial statements to comply with the provisions of FIN 48. Accordingly, no provision for federal income or excise taxes has been made. The Portfolio files income tax returns in the U.S. federal jurisdiction and Colorado jurisdictions. No federal income tax returns are currently under examination. The statute of limitations on the Portfolio’s federal tax return filings remains open for the years ended December 31, 2005 through December 31, 2008.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities - an amendment of FASB Statement No. 133” (“FAS 161”) FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Furthermore, in September 2008, FASB Staff Position No. 133-1 and FASB Interpretation No. 45-4, “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (the “FSP”) was issued and is effective for fiscal years and interim periods ending after November 15, 2008. The FSP clarifies the effective date of FAS 161, whereby disclosures required by FAS 161 are effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, the Portfolio is evaluating the impact, if any, of FAS 161 on financial statements and related disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.90% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

GWFS Equities, Inc., a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

As of December 31, 2008, there were thirty-three Portfolios of the Fund for which the Directors served as Directors. The total compensation paid to the independent directors with respect to all portfolios for which they serve as Directors was $180,900 for the year ended December 31, 2008. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES AND SALES OF INVESTMENT SECURITIES

For the year ended December 31, 2008, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $94,856,516 and $107,386,579, respectively. For the same period, the aggregate cost of purchased and proceeds from sales of long-term U.S. Government securities were $49,200 and $6,313,423, respectively.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At December 31, 2008, the U.S. Federal income tax cost basis was $351,688,612. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $7,017,231 and gross depreciation of securities in which there was an excess of tax cost over value of $94,770,583 resulting in net depreciation of $87,753,352.

5.	SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives annual income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is used primarily to invest in securities approved by the Board of Directors. On the Statement of Assets and Liabilities the security purchased with cash collateral is included in “Investments in securities”, and remaining collateral is included in “Cash”, while the corresponding liability appears as “Payable upon return of securities loaned.” As of December 31, 2008 the Portfolio had securities on loan valued at $672,064 and received collateral of $691,962 for such loan of which $691,001 was invested in a money market instrument. The Portfolio also continues to receive interest or dividends on the securities loaned. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

6.	DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended December 31, 2008 and 2007 were as follows:

	2008	2007

Distributions paid from:
Ordinary income	$28,196,352	$26,827,164
Long-term capital gain	1,588,836	3,343,332

	$29,785,188	$30,170,496

As of December 31, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$779,987
Undistributed capital gains	0

Net accumulated earnings	779,987

Net unrealized depreciation on investments	(87,753,352)
Cumulative effect of other timing differences	(23,685)
Net unrealized depreciation on foreign currency	(2,528)
Capital loss carryforwards	0
Post-October losses	(750,347)

Tax composition of capital	$(87,749,925)

Investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income and or realized gains may differ from their ultimate characterization for federal income tax purposes. For the year ended December 31, 2008 the Portfolio reclassified permanent book and tax differences of $6,013,513 from accumulated net realized loss on investments to undistributed net investment income. These adjustments have no impact on net assets or the results of operations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

The Portfolio had current year post-October losses of $750,347.

7.	TAX INFORMATION (unaudited)

Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2008, 2% qualifies for the dividend received deduction available to the Portfolio’s corporate shareholders.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008

BONDS

Par Value ($)		Value ($)

AEROSPACE & DEFENSE — 0.36%
1,550,000 CAD	Bombardier Inc Debentures 7.350% December 22, 2026	941,677
		$941,677

AGRICULTURE — 0.34%
1,055,000	Corn Products International Inc Senior Notes 6.625% April 15, 2037	898,397
		$898,397

AIRLINES — 2.12%
700,000	American Airlines Inc Pass Thru Certificates 7.324% October 15, 2009	588,000
46,848	American Airlines Inc Pass Thru Certificates 8.040% September 16, 2011	28,109
913,951	Atlas Air Inc * ^ Pass Thru Certificates 8.770% January 2, 2011	502,673
394,351	Atlas Air Inc Pass Thru Certificates 9.057% January 2, 2014	343,085
1,500,291	Atlas Air Inc * ^ Pass Thru Certificates 7.680% January 2, 2014	1,155,224
1,326,184	Atlas Air Inc * ^ Pass Thru Certificates 7.630% January 2, 2015	994,638
540,306	Continental Airlines Inc Pass Thru Certificates 7.373% December 15, 2015	313,377
75,642	Continental Airlines Inc Pass Thru Certificates 8.307% April 2, 2018	46,898
1,181,043	Delta Air Lines Inc Pass Thru Certificates 8.954% August 10, 2014	673,194
705,000	Qantas Airways Ltd † Notes 6.050% April 15, 2016	644,742
504,273	United Air Lines Inc Notes 6.636% July 2, 2022	295,000
		$5,584,940

AUTOMOBILES — 0.54%
225,000	Ford Motor Co Bonds 6.625% October 1, 2028	49,500
215,000	Ford Motor Co Senior Unsecured Notes 7.125% November 15, 2025	50,525
2,175,000	Ford Motor Co Unsecured Notes 7.450% July 16, 2031	609,000
1,735,000	Ford Motor Co Debentures 6.375% February 1, 2029	381,700
240,000	General Motors Corp Senior Unsecured Debentures 8.375% July 15, 2033	39,000
1,935,000	General Motors Corp Senior Debentures 8.250% July 15, 2023	290,250
		$1,419,975

BANKS — 0.87%
1,830,000	BAC Capital Trust VI Company Guaranteed Notes 5.625% March 8, 2035	1,537,357
1,000,000	Keycorp Capital III Company Guaranteed Notes 7.750% July 15, 2029	754,926
		$2,292,283

BIOTECHNOLOGY — 1.09%
289,000	Affymetrix Inc Convertible 3.500% January 15, 2038	111,626
250,000	Human Genome Sciences Inc Bonds 2.250% August 15, 2012	68,125
90,000	Incyte Corp Convertible 3.500% February 15, 2011	47,813
385,000	Nektar Therapeutics Convertible 3.250% September 28, 2012	226,187
1,767,000	Vertex Pharmaceuticals Inc Senior Subordinated Notes 4.750% February 15, 2013	2,416,373
		$2,870,124

BROADCAST/MEDIA — 3.36%
1,000,000	Clear Channel Communications Inc Notes 4.250% May 15, 2009	880,000
50,000	Clear Channel Communications Inc Senior Unsecured Notes 5.500% December 15, 2016	5,750
1,865,000	Comcast Corp Notes 6.450% March 15, 2037	1,855,893
1,710,000	Comcast Corp Bonds 5.650% June 15, 2035	1,520,243
82,870	Liberty Media Corp Convertible 3.500% January 15, 2031	23,929
860,000	News America Inc Notes 6.150% March 1, 2037	802,404
1,130,000	News America Inc Notes 6.200% December 15, 2034	1,031,178
75,000	Time Warner Inc Bonds 7.625% April 15, 2031	73,711
120,000	Time Warner Inc Company Guaranteed Bonds 6.625% May 15, 2029	106,415
295,000	Time Warner Inc Notes 6.500% November 15, 2036	267,443
2,925,000	Viacom Inc Senior Notes 6.875% April 30, 2036	2,311,560
		$8,878,526

BUILDING MATERIALS — 0.68%
865,000	Owens Corning Inc Notes 7.000% December 1, 2036	567,216
575,000	Owens Corning Inc Notes 6.500% December 1, 2016	416,419
250,000	Ply Gem Industries Inc ‡ ~ Senior Subordinated Notes 9.000% February 15, 2012	60,000
1,220,000	USG Corp Senior Unsecured Notes 6.300% November 15, 2016	747,250
		$1,790,885

CANADIAN - FEDERAL — 13.17%
4,340,000 CAD	Government of Canada Bonds 3.750% June 1, 2012	3,775,044
9,700,000 CAD	Government of Canada Notes 2.750% December 1, 2010	8,101,013
9,500,000 CAD	Government of Canada Bonds 5.750% June 1, 2033	10,469,315
13,645,000 CAD	Government of Canada Bonds 5.250% June 1, 2012	12,418,333
		$34,763,705

CANADIAN - PROVINCIAL — 1.00%
2,920,635 CAD	Province of Alberta Debentures 5.930% September 16, 2016	2,635,480
		$2,635,480

CHEMICALS — 1.15%
535,000	Hercules Inc ~ Junior Subordinated Debentures 6.500% June 30, 2029	283,550
2,220,000	Hexion Specialty Chemicals Inc Debentures 7.875% February 15, 2023	266,400
480,000	Hexion Specialty Chemicals Inc Debentures 9.200% March 15, 2021	72,000
3,675,000	Methanex Corp Notes 6.000% August 15, 2015	2,411,700
		$3,033,650

COMMUNICATIONS - EQUIPMENT — 0.49%
950,000	Corning Inc Senior Unsecured Notes 7.250% August 15, 2036	765,316
375,000	Motorola Inc Senior Unsecured Notes 6.625% November 15, 2037	176,250
325,000	Motorola Inc Debentures 6.500% November 15, 2028	143,577
325,000	Motorola Inc Senior Unsecured Notes 5.220% October 1, 2097	108,067
798,000	Nortel Networks Corp Notes 2.125% April 15, 2014	111,720
		$1,304,930

COMPUTER HARDWARE & SYSTEMS — 0.06%
222,000	Maxtor Corp ~ Convertible 5.750% March 1, 2012	166,500
		$166,500

DISTRIBUTORS — 0.77%
2,410,000	Owens & Minor Inc ~ Notes 6.350% April 15, 2016	2,030,849
		$2,030,849

ELECTRIC COMPANIES — 1.87%
1,415,000	Bruce Mansfield Unit ~ Pass Thru Certificates 6.850% June 1, 2034	1,125,010
57,000	Commonwealth Edison Co ~ Debentures 4.750% December 1, 2011	55,480
2,440,000	Illinois Power Co Senior Notes 6.250% April 1, 2018	2,179,161
370,000	Quezon Power Philippines Ltd Bonds 8.860% June 15, 2017	296,000
250,000 SGD	SP PowerAssets Ltd Notes 3.730% October 22, 2010	178,830
250,000	Texas - New Mexico Power Co Senior Notes 6.250% January 15, 2009	249,122
945,000	TXU Corp Notes 6.550% November 15, 2034	319,024
395,000	TXU Corp Senior Notes 5.550% November 15, 2014	184,555
1,010,000	TXU Corp Senior Unsecured Notes 6.500% November 15, 2024	357,326
		$4,944,508

ELECTRONIC INSTRUMENTS & EQUIPMENT — 2.27%
1,500,000	Agilent Technologies Inc Senior Unsecured Notes 6.500% November 1, 2017	1,031,104
1,630,000	Arrow Electronics Inc Senior Unsecured Notes 6.875% July 1, 2013	1,473,830
245,000	Avnet Inc Senior Unsecured Notes 6.625% September 15, 2016	202,312
1,220,000	Avnet Inc Notes 5.875% March 15, 2014	1,025,015
865,000	Avnet Inc Convertible 2.000% March 15, 2034	850,944
1,850,000	Avnet Inc Notes 6.000% September 1, 2015	1,416,615
		$5,999,820

ELECTRONICS - SEMICONDUCTOR — 0.09%
225,000	Amkor Technology Inc Senior Notes 7.125% March 15, 2011	151,312
65,000	Kulicke & Soffa Industries Inc Convertible 1.000% June 30, 2010	43,225
40,000	Richardson Electronics Ltd Convertible 7.750% December 15, 2011	34,000
		$228,537

ENGINEERING & CONSTRUCTION — 0.29%
1,005,000	North American Energy Partners Inc Senior Notes 8.750% December 1, 2011	763,800
		$763,800

FINANCIAL SERVICES — 8.26%
1,910,000	American General Finance Corp Notes 6.900% December 15, 2017	826,596
176,000	CIT Group Inc Senior Unsecured Notes 5.650% February 13, 2017	122,382
46,000	CIT Group Inc Unsecured Notes 5.400% January 30, 2016	32,029
1,000,000 EUR	CIT Group Inc Notes 3.800% November 14, 2012	782,430
1,000,000 GBP	CIT Group Inc Notes 5.500% December 1, 2014	771,751
360,000 EUR	CIT Group Inc Notes 5.000% May 13, 2014	284,969
58,000	CIT Group Inc Senior Unsecured Notes 5.400% February 13, 2012	46,795
789,000	CIT Group Inc Unsecured Notes 5.800% October 1, 2036	521,098
250,000 EUR	CIT Group Inc Notes 4.250% September 22, 2011	205,739
29,000	CIT Group Inc Unsecured Notes 5.000% February 1, 2015	20,416
1,959,000	CIT Group Inc Notes 12.000% December 18, 2018	1,508,430
55,000	CIT Group Inc Senior Notes 5.125% September 30, 2014	39,256
126,000	CIT Group Inc Senior Notes 5.000% February 13, 2014	91,577
176,000	Countrywide Home Loans Inc Notes 4.000% March 22, 2011	167,551
1,245,000	Ford Motor Credit Co Notes 7.000% October 1, 2013	860,204

895,000	Ford Motor Credit Co Notes 5.700% January 15, 2010	760,598
5,255,000 NZD	General Electric Capital Corp ~ Senior Unsubordinated Notes 6.500% September 28, 2015	2,437,232
400,000 NZD	General Electric Capital Corp ~ Unsubordinated Notes 6.750% September 26, 2016	195,003
215,000	GMAC LLC Company Guaranteed Notes 7.500% December 31, 2013	150,500
979,000	GMAC LLC Company Guaranteed Notes 8.000% November 1, 2031	579,743
260,000	GMAC LLC Senior Unsecured Notes 6.750% December 1, 2014	177,748
504,000	GMAC LLC Subordinated Notes 8.000% December 31, 2018	252,000
17,433,642,500 IDR	JP Morgan Chase Bank London † § Zero Coupon 12.240% October 21, 2010	1,142,702
37,900,127,200 IDR	JPMorgan Chase & Co † § Zero Coupon 8.800% April 12, 2012	1,595,280
12,275,000 BRL	JPMorgan Chase Bank NA † § Zero Coupon 13.870% May 17, 2010	4,222,784
1,820,000	NiSource Finance Corp Notes 6.400% March 15, 2018	1,135,820
246,796	Power Receivables Finance † Senior Notes 6.290% January 1, 2012	241,757
1,125,000	Ranhill Labuan Ltd † Notes 12.500% October 26, 2011	371,250
309,000	Residential Capital LLC † Notes 9.625% May 15, 2015	89,610
285,000	SLM Corp Notes 4.500% July 26, 2010	247,342
2,665,000	Toll Brothers Finance Corp Notes 5.150% May 15, 2015	1,914,637
		$21,795,229

FOOD & BEVERAGES — 0.07%
210,000	Sara Lee Corp Unsecured Notes 6.125% November 1, 2032	172,552
		$172,552

FOREIGN BANKS — 3.93%
3,020,000,000 KRW	Barclays Financial LLC † Company Guaranteed Notes 4.060% September 16, 2010	2,448,272
125,000,000 THB	Barclays Financial LLC † Bonds 4.160% February 22, 2010	3,523,936
49,000,000 THB	Barclays Financial LLC † Bonds 4.100% March 22, 2010	1,378,424
358,000,000 ISK	Rabobank Nederland NV † Unsubordinated Notes 14.000% January 28, 2009	2,931,883
10,000,000 ISK	Rabobank Nederland NV Notes 12.500% February 17, 2009	81,038
		$10,363,553

FOREIGN GOVERNMENTS — 4.74%
2,000,000 AUD	Government of Australia Bonds 6.000% May 1, 2012	1,453,928
4,290,000 AUD	Government of Australia Bonds 7.000% December 1, 2010	3,152,163
2,935,000 AUD	Government of Australia Notes 6.000% June 14, 2011	2,130,247
100,000	Government of Brazil Unsubordinated Notes 8.875% April 15, 2024	124,000
80,000,000 MXP	Government of Mexico Bonds 8.000% December 7, 2023	5,653,176
		$12,513,514

HEALTH CARE RELATED — 1.74%
575,000	HCA Inc Debentures 8.360% April 15, 2024	264,500
130,000	HCA Inc Bonds 6.500% February 15, 2016	79,950
725,000	HCA Inc Bonds 7.500% November 6, 2033	337,125
150,000	HCA Inc Senior Unsecured Notes 7.190% November 15, 2015	83,083
250,000	HCA Inc Senior Notes 6.300% October 1, 2012	176,250
45,000	HCA Inc Senior Unsecured Notes 5.750% March 15, 2014	27,225
80,000	HCA Inc Senior Unsecured Notes 6.750% July 15, 2013	50,400

2,505,000	HCA Inc Debentures 7.050% December 1, 2027	1,059,089
395,000	HCA Inc Debentures 7.500% December 15, 2023	185,512
765,000	HCA Inc Notes 7.690% June 15, 2025	336,600
150,000	HCA Inc Notes 6.375% January 15, 2015	91,500
175,000	HCA Inc Notes 7.750% July 15, 2036	77,593
2,035,000	HCA Inc Notes 6.250% February 15, 2013	1,271,875
1,115,000	HCA Inc Notes 7.580% September 15, 2025	515,064
55,000	Tenet Healthcare Corp Senior Notes 6.875% November 15, 2031	26,950
		$4,582,716

HOMEBUILDING — 2.87%
3,295,000	DR Horton Inc Senior Notes 5.250% February 15, 2015	2,075,850
5,000	DR Horton Inc Unsubordinated Notes 6.500% April 15, 2016	3,150
405,000	DR Horton Inc Senior Notes 5.625% September 15, 2014	279,450
1,070,000	DR Horton Inc Company Guaranteed Notes 5.625% January 15, 2016	684,800
80,000	K Hovnanian Enterprises Inc Notes 6.250% January 15, 2016	18,400
25,000	K Hovnanian Enterprises Inc Notes 6.375% December 15, 2014	6,750
20,000	K Hovnanian Enterprises Inc Senior Notes 6.500% January 15, 2014	5,400
1,340,000	Lennar Corp Company Guaranteed Notes 6.500% April 15, 2016	817,400
1,925,000	Lennar Corp Company Guaranteed Notes 5.600% May 31, 2015	1,174,250
3,615,000	Pulte Homes Inc Company Guaranteed Notes 6.000% February 15, 2035	1,843,650

450,000	Pulte Homes Inc Company Guaranteed Notes 5.200% February 15, 2015	306,000
695,000	Pulte Homes Inc Senior Notes 6.375% May 15, 2033	368,350
		$7,583,450

INDEPENDENT POWER PRODUCER — 0.37%
240,000	AES Corp Senior Notes 7.750% March 1, 2014	211,200
1,000,000	Constellation Energy Group Notes 4.550% June 15, 2015	759,444
		$970,644

INSURANCE RELATED — 4.09%
415,000	Allstate Corp Senior Notes 5.950% April 1, 2036	351,337
9,600,000 SGD	ASIF Global Financing XXVII † Senior Unsubordinated Unsecured Notes 2.380% February 26, 2009	4,845,230
555,000	Marsh & McLennan Cos Inc Senior Unsecured Notes 5.750% September 15, 2015	494,353
125,000	Marsh & McLennan Cos Inc Senior Notes 5.875% August 1, 2033	92,087
850,000	Marsh & McLennan Cos Inc Notes 5.375% July 15, 2014	754,101
590,000	MBIA Insurance Corp † ** Bonds 14.000% January 15, 2033	300,900
3,005,000	Mutual of Omaha Insurance Co † Notes 6.800% June 15, 2036	2,208,975
755,000	St Paul Travelers Co Inc Senior Unsecured Notes 6.750% June 20, 2036	785,993
1,010,000	Travelers Cos Inc Senior Notes 6.250% June 15, 2037	971,086
		$10,804,062

INVESTMENT BANK/BROKERAGE FIRM — 1.13%
1,065,000	Goldman Sachs Group Inc Senior Notes 5.150% January 15, 2014	959,170
2,105,000	Goldman Sachs Group LP Notes 5.000% October 1, 2014	1,882,297
200,000	Kaupthing Bank Hf * ^ † Senior Notes 3.413% January 15, 2010	14,000

1,600,000	Kaupthing Bank Hf * ^ † Senior Notes 5.750% October 4, 2011	112,000
300,000	Kaupthing Bank Hf * ^ † Unsecured Notes 6.125% October 4, 2016	21,000
2,235,000	Lehman Brothers Holdings Inc * ^ ~~ Subordinated Notes 6.875% July 17, 2037	0
285,000	Lehman Brothers Holdings Inc * ^ ~~ Bonds 6.000% May 3, 2032	0
		$2,988,467

MACHINERY — 0.15%
665,000	Toro Co ~ Bonds 6.625% May 1, 2037	399,000
		$399,000

MEDICAL PRODUCTS — 0.09%
160,000	Boston Scientific Corp Senior Unsecured Bonds 5.450% June 15, 2014	136,000
500,000	EPIX Pharmaceuticals Inc ~ Convertible 3.000% June 15, 2024	100,000
		$236,000

MISCELLANEOUS — 0.30%
786,764	PF Export Receivable Master Trust Technologies † Notes 6.436% June 1, 2015	794,631
		$794,631

OFFICE EQUIPMENT & SUPPLIES — 0.19%
750,000	Xerox Capital Trust I Company Guaranteed Notes 8.000% February 1, 2027	512,168
		$512,168

OIL & GAS — 5.38%
2,525,000	Anadarko Petroleum Corp Senior Notes 5.950% September 15, 2016	2,230,355
1,865,000	Anadarko Petroleum Corp Senior Notes 6.450% September 15, 2036	1,471,175
995,000	Connacher Oil & Gas Ltd † Senior Secured Notes 10.250% December 15, 2015	398,000
2,000,000	El Paso Corp Bonds 6.950% June 1, 2028	1,209,016
250,000	El Paso Corp Senior Notes 7.800% August 1, 2031	162,876

990,000	Enterprise Products Operating LLC Notes 6.300% September 15, 2017	837,904
210,000	Kinder Morgan Inc Senior Unsecured Notes 5.150% March 1, 2015	156,450
1,500,000	Pioneer Natural Resources Co Senior Notes 7.200% January 15, 2028	943,906
2,750,000	Plains All American Pipeline LP Notes 6.650% January 15, 2037	1,892,193
1,275,000	Plains All American Pipeline LP Bonds 6.125% January 15, 2017	1,013,869
2,425,000	Questar Market Resources Inc Bonds 6.800% April 1, 2018	2,333,357
975,000	Talisman Energy Inc Senior Unsecured Bonds 6.250% February 1, 2038	707,940
365,000	Talisman Energy Inc Notes 5.850% February 1, 2037	253,889
110,000	Weatherford International Ltd Notes 6.500% August 1, 2036	82,573
776,000	Williams Cos Inc Debentures 7.500% January 15, 2031	519,920
		$14,213,423

OTHER ASSET-BACKED — 0.80%
2,520,000	Citibank Credit Card Issuance Trust Series 2008-C6 Class C6 6.300% June 20, 2014	1,645,206
500,000	Community Program Loan Trust Series 1987-A Class A5 4.500% April 1, 2029	463,136
		$2,108,342

PAPER & FOREST PRODUCTS — 2.22%
120,000	Georgia-Pacific Corp Senior Notes 8.875% May 15, 2031	82,800
540,000	Georgia-Pacific Corp Senior Notes 8.000% January 15, 2024	364,500
635,000	Georgia-Pacific Corp Bonds 7.250% June 1, 2028	387,350
5,850,000	Georgia-Pacific Corp Notes 7.750% November 15, 2029	3,685,500
500,000	International Paper Co Notes 4.250% January 15, 2009	499,827

685,000	Westvaco Corp Unsecured Notes 7.950% February 15, 2031	471,983
490,000	Westvaco Corp Debentures 8.200% January 15, 2030	372,931
		$5,864,891

PERSONAL LOANS — 1.23%
2,725,000	SLM Corp Notes 8.450% June 15, 2018	2,154,442
295,000	SLM Corp Senior Unsecured Notes 4.000% January 15, 2010	267,032
1,120,000	SLM Corp Notes 5.375% January 15, 2013	821,100
		$3,242,574

PHARMACEUTICALS — 1.72%
1,735,000	Elan Finance PLC Senior Company Guaranteed Notes 8.875% December 1, 2013	902,200
3,530,000	Elan Finance PLC Notes 7.750% November 15, 2011	2,082,700
840,000	Valeant Pharmaceuticals International Convertible 4.000% November 15, 2013	726,600
910,000	Valeant Pharmaceuticals International Convertible 3.000% August 16, 2010	821,275
		$4,532,775

PRINTING & PUBLISHING — 0.02%
1,025,000	Tribune Co Senior Secured Notes 5.250% August 15, 2015	46,125
		$46,125

RAILROADS — 1.04%
3,245,000	CSX Corp Senior Unsubordinated Notes 6.000% October 1, 2036	2,570,157
386,000	Missouri Pacific Railroad Co ~ Debentures 5.000% January 1, 2045	181,420
		$2,751,577

REAL ESTATE — 1.83%
850,000	Camden Property Trust REIT Senior Unsecured Notes 5.700% May 15, 2017	552,500
135,000	Duke Realty LP REIT Senior Unsecured Notes 5.950% February 15, 2017	67,447

50,000	Equity Residential REIT Notes 5.125% March 15, 2016	35,375
2,310,000	Highwoods Properties Inc REIT Senior Unsecured Notes 5.850% March 15, 2017	1,428,952
2,200,000	Highwoods Realty LP REIT Senior Notes 7.500% April 15, 2018	1,427,606
935,000	Host Hotels & Resorts LP REIT † Convertible 2.625% April 15, 2027	604,244
20,000	iStar Financial Inc REIT Unsecured Notes 6.050% April 15, 2015	5,900
20,000	iStar Financial Inc REIT Unsecured Notes 5.875% March 15, 2016	5,700
90,000	iStar Financial Inc REIT Unsecured Notes 5.650% September 15, 2011	28,800
1,565,000	iStar Financial Inc REIT Notes 8.625% June 1, 2013	485,150
375,000	iStar Financial Inc REIT Notes 5.950% October 15, 2013	118,125
60,000	iStar Financial Inc REIT Notes 5.700% March 1, 2014	18,600
60,000	ProLogis Trust REIT Senior Unsecured Notes 5.625% November 15, 2015	29,400
50,000	ProLogis Trust REIT Senior Unsecured Notes 5.750% April 1, 2016	24,936
		$4,832,735

RETAIL — 3.56%
360,000	Albertson’s Inc Debentures 8.000% May 1, 2031	216,000
755,000	Albertson’s Inc Notes 6.625% June 1, 2028	400,150
580,000	Albertson’s Inc Debentures 7.750% June 15, 2026	353,800
4,545,000	Albertson’s Inc Debentures 7.450% August 1, 2029	2,931,525
500,000	Dillard’s Inc Unsecured Notes 6.625% January 15, 2018	177,500
1,000,000	Dillard’s Inc Debentures 7.750% July 15, 2026	315,000

500,000	Dillard’s Inc Debentures 7.875% January 1, 2023	157,500
525,000	Federated Retail Holdings Inc Notes 6.375% March 15, 2037	295,631
850,000	Foot Locker Inc Debentures 8.500% January 15, 2022	646,000
3,396,000	Home Depot Inc Senior Unsecured Notes 5.875% December 16, 2036	2,662,810
445,000	JC Penney Corp Inc Senior Notes 6.375% October 15, 2036	269,358
2,125,000	Toys R Us Inc Senior Notes 7.375% October 15, 2018	765,000
540,000	Toys R Us Inc Senior Unsecured Notes 7.875% April 15, 2013	210,600
		$9,400,874

SPECIALIZED SERVICES — 1.04%
400,000	DP World Ltd † Bonds 6.850% July 2, 2037	206,027
3,285,000	Western Union Co Senior Unsecured Notes 6.200% November 17, 2036	2,545,432
		$2,751,459

SUPRANATIONALS — 6.77%
17,325,000 NZD	Inter-American Development Bank Senior Unsecured Notes 6.000% December 15, 2017	11,032,108
17,500,000 BRL	Inter-American Development Bank § Zero Coupon 18.840% May 11, 2009	6,847,663
		$17,879,771

TELEPHONE & TELECOMMUNICATIONS — 9.60%
760,000	AT&T Corp Notes 6.500% March 15, 2029	736,115
1,205,000	AT&T Inc Bonds 6.500% September 1, 2037	1,297,773
575,000	BellSouth Corp Bonds 6.000% November 15, 2034	564,800
35,000	BellSouth Corp Senior Unsecured Notes 6.550% June 15, 2034	35,490
775,000	Embarq Corp Notes 7.995% June 1, 2036	523,125

1,070,000	Level 3 Communications Inc ‡ Convertible 6.000% March 15, 2010	749,000
965,000	Level 3 Communications Inc Convertible 6.000% September 15, 2009	878,150
1,465,000	Level 3 Communications Inc Senior Notes 3.500% June 15, 2012	516,413
2,440,000	Level 3 Communications Inc Convertible 2.875% July 15, 2010	1,515,850
4,555,000	Lucent Technologies Inc Debentures 6.450% March 15, 2029	1,822,000
250,000	Lucent Technologies Inc Debentures 6.500% January 15, 2028	97,500
400,000	Nextel Communications Inc Senior Notes 7.375% August 1, 2015	168,000
290,000	Nextel Communications Inc Convertible 5.250% January 15, 2010	251,213
910,000	Nextel Communications Inc Bonds 5.950% March 15, 2014	382,200
295,000	Nextel Communications Inc Senior Notes 6.875% October 31, 2013	125,375
250,000	Nortel Networks Ltd Notes 6.875% September 1, 2023	15,000
1,585,000	Northern Telecom Capital Notes 7.875% June 15, 2026	95,100
150,000	NTL Cable PLC Senior Notes 9.125% August 15, 2016	111,000
150,000	Qwest Capital Funding Inc Unsecured Notes 7.625% August 3, 2021	99,750
3,500,000	Qwest Capital Funding Inc Company Guaranteed Notes 7.750% February 15, 2031	2,187,500
45,000	Qwest Corp Debentures 6.875% September 15, 2033	26,775
500,000	Qwest Corp Debentures 7.250% September 15, 2025	335,000
744,000	Sprint Capital Corp Company Guaranteed Notes 6.875% November 15, 2028	442,680
500,000	Sprint Capital Corp Notes 6.900% May 1, 2019	355,000

606,000	Sprint Nextel Corp Bonds 6.000% December 1, 2016	427,230
465,000	Telecom Italia Capital SA Company Guaranteed Notes 6.375% November 15, 2033	325,500
470,000	Telecom Italia Capital SA Company Guaranteed Notes 6.000% September 30, 2034	324,300
8,740,000	Telefonica Emisiones SAU Company Guaranteed Notes 7.045% June 20, 2036	9,539,981
1,960,000	US West Capital Funding Inc Bonds 6.875% July 15, 2028	1,176,000
250,000	US West Capital Funding Inc Company Guaranteed Notes 6.500% November 15, 2018	163,750
65,000	Verizon Maryland Inc Senior Unsecured Notes 5.125% June 15, 2033	47,321
		$25,334,891

TEXTILES — 0.04%
35,000	Dixie Group Inc ‡ Convertible 7.000% May 15, 2012	31,500
750,000	Kellwood Co ~ Convertible 7.625% October 15, 2017	67,500
		$99,000

TOBACCO — 0.81%
2,235,000	Reynolds American Inc Bonds 6.750% June 15, 2017	1,774,112
545,000	Reynolds American Inc Bonds 7.250% June 15, 2037	366,986
		$2,141,098

TRANSPORTATION — 0.35%
1,650,000	APL Ltd ~ Debentures 8.000% January 15, 2024	871,068
79,000	Preston Corp Convertible 7.000% May 1, 2011	59,250
		$930,318

U.S. MUNICIPAL — 1.40%
1,905,000	Michigan Tobacco Settlement Finance Authority ~ Revenue Bonds 7.309% June 1, 2034	1,105,395
4,720,000	Tobacco Settlement Financing Corp ~ Revenue Bonds 6.706% June 1, 2046	2,580,707
		$3,686,102

UTILITIES — 1.43%
1,200,000	DCP Midstream LP † Bonds 6.450% November 3, 2036	871,663
2,220,000	NGC Corp Company Guaranteed Notes 8.316% June 1, 2027	954,600
180,000	NGC Corp Debentures 7.125% May 15, 2018	109,800
415,000	NGC Corp Debentures 7.625% October 15, 2026	201,275
1,000,000	White Pine Hydro LLC † ~ Notes 7.260% July 20, 2015	917,172
455,000	White Pine Hydro LLC † ~ Notes 6.960% July 10, 2037	434,090
300,000	White Pine Hydro LLC † ~ Notes 6.310% July 10, 2017	273,786
		$3,762,386

TOTAL BONDS — 97.69% (Cost $338,836,992)		$257,842,913

COMMON STOCK

Shares		Value ($)

COMMUNICATIONS - EQUIPMENT — 0.18%
51,679	Corning Inc	492,501
		$492,501

CONTAINERS — 0.27%
26,029	Owens-Illinois Inc ††	711,372
		$711,372

OIL & GAS — 0.26%
42,007	Chesapeake Energy Corp	679,253
		$679,253

UNIT INVESTMENT TRUST — 0.06%
23,247	Dreyfus Premier GNMA Fund Inc	51,841
10,229	DWS High Income Trust	29,664
7,484	Highland Credit Strategies Fund	42,659
16,727	Van Kampen High Income Trust II	29,774
		$153,938

TOTAL COMMON STOCK — 0.77% (Cost $3,335,113)		$2,037,064

PREFERRED STOCK

Shares		Value ($)

AGENCY — 0.05%
2,400	Fannie Mae Series F	1,296
1,400	Fannie Mae Series H	1,708
3,350	Fannie Mae Series I	3,852
7,000	Fannie Mae Series K	5,180
1,700	Fannie Mae Series L	1,700
4,750	Fannie Mae Series M	4,892
2,150	Fannie Mae Series Q	1,398
3,800	Fannie Mae Series R	2,014
68,650	Fannie Mae Series S	56,980
2,200	Fannie Mae Series T	1,320
2,450	Freddie Mac Series O	1,347
3,100	Freddie Mac Series P	2,015
5,400	Freddie Mac Series U	1,674
36,950	Freddie Mac Series V	11,085
10,950	Freddie Mac Series W	5,475
14,450	Freddie Mac Series Y	4,191
50,750	Freddie Mac Series Z	19,793
		$125,920

COMPUTER SOFTWARE & SERVICES — 0.12%
1,070	Lucent Technologies Capital Trust 1	328,479
		$328,479

ELECTRIC COMPANIES — 0.42%
5,650	AES Trust III	207,637
2,255	New York State Electric & Gas Corp	137,555
25,000	Southern California Edison Co	500,000
3,600	Union Electric Co	258,300
300	Xcel Energy Inc	18,750
		$1,122,242

FINANCIAL SERVICES — 0.29%
797	Bank of America Corp	519,046
244	Preferred Blocker Inc	61,000
9,608	Sovereign Capital Trust IV	182,552
		$762,598

HOUSEHOLD GOODS — 0.30%
31,225	Newell Financial Trust Inc	780,625
		$780,625

INVESTMENT BANK/BROKERAGE FIRM — 0.00%
2,441	Lehman Brothers Holdings Inc Series C ~~	0
2,285	Lehman Brothers Holdings Inc Series D ~~	0
10,649	Lehman Brothers Holdings Inc Series F ~~	0
4,346	Lehman Brothers Holdings Inc Series J ~~	0
723	Lehman Brothers Holdings Inc Series P	393
		$393

OIL & GAS — 0.08%
415	Chesapeake Energy Corp ‡	24,018
7,000	El Paso Energy Capital Trust I	178,938
		$202,956

REAL ESTATE — 0.00%
2,000	FelCor Lodging Trust Inc REIT	13,500
		$13,500

UTILITIES — 0.01%
275	MDU Resources Group Inc	27,569
		$27,569

TOTAL PREFERRED STOCK — 1.28% (Cost $8,769,592)		$3,364,282

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)

691,001	Goldman Sachs & Co Repurchase Agreement 0.040% January 2, 2009	691,001

TOTAL SECURITIES LENDING COLLATERAL — 0.26% (Cost $691,001)		$691,001

TOTAL MAXIM LOOMIS SAYLES BOND PORTFOLIO — 100% (Cost $351,632,698)		$263,935,260

Legend

*	Security in default at December 31, 2008.

^	Security in bankruptcy at December 31, 2008.

†	Securities are registered pursuant to Rule 144A and may be deemed restricted for resale.

‡	A portion or all of the security is on loan at December 31, 2008.

~	Illiquid Security

§	For zero coupon bond, the interest rate shown is the effective yield on date of purchase.

**	Represents the current interest rate for variable rate security.

REIT	Real Estate Investment Trust

††	Non-income Producing Security

~~	Security has no market value at December 31, 2008.

For Fund compliance purposes, management determines the Fund’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total investments. These industry classifications are unaudited.

See Summary of Investments by Country following the Schedule of Investments.

See Notes to Financial Statements.

Currency Abbreviation

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EUR	-	Euro Dollar
GBP	-	United Kingdom Pound
IDR	-	Indonesian Rupiah
ISK	-	Icelandic Krona
KRW	-	South Korean Won
MXP	-	Mexican Peso
NZD	-	New Zealand Dollar
SGD	-	Singapore Dollar
THB	-	Thai Baht

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES BOND PORTFOLIO
SUMMARY OF INVESTMENTS BY COUNTRY
DECEMBER 31, 2008
UNAUDITED

Country	Values ($)	% of Portfolio Investment

	691,001	0.26%
Australia	7,381,080	2.79%
Bermuda	82,573	0.03%
Brazil	124,000	0.05%
Canada	43,002,911	16.29%
Global	7,642,294	2.89%
Iceland	147,000	0.06%
Ireland	2,984,900	1.13%
Latin America	11,032,108	4.18%
Luxembourg	649,800	0.24%
Malaysia	371,250	0.14%
Mexico	5,653,176	2.14%
Netherlands	3,012,921	1.14%
Philippines	296,000	0.11%
Singapore	178,830	0.07%
Spain	9,539,981	3.61%
United Kingdom	1,253,702	0.47%
United States	169,891,733	64.40%

	263,935,260	100.00%

Summary of Investments by Moody's Rating

Maxim Loomis Sayles Bond Portfolio
December 31, 2008
Unaudited

		% of Portfolio
Moody's Rating	Value ($)	Investments
Aaa	75,274,535	29.19%
Aa	11,972,353	4.64%
A	12,943,900	5.02%
Baa	77,061,652	29.89%
Ba	29,229,725	11.34%
B	21,645,057	8.39%
C	18,791,052	7.29%
Withdrawn Rating	924,717	0.36%
Not Rated	9,999,922	3.88%
	$257,842,913	100.00%

SHAREHOLDER EXPENSE EXAMPLE
Maxim Loomis Sayles Bond Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2008 to December 31, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(6/30/2008)	(12/31/2008)	(6/30/08-12/31/08)

Actual	$ 1,000.00	$ 784.62	$ 4.04

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,020.61	$ 4.57

*Expenses are equal to the Portfolio's annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance products, if applicable. If such fees or expenses were included, returns would be lower.

Fund Directors and Officers

(Unaudited)

Maxim Series Fund is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of the Fund’s business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund’s activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The following table provides information about each of the Directors and officers of the Fund.

INDEPENDENT DIRECTORS*

Name, address and age	Position(s) Held with Fund	Term of Office (Length of Time Served)	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail Klapper (65)	Director	December 14, 2007 to present	Managing Attorney, Klapper Law Firm; Member, The Colorado Forum	33	Director, Centennial Bank Holdings, LLC
Richard P. Koeppe (77)	Director	April 30, 1987 to present	Retired Educator	33
Sanford Zisman (69)	Director	March 19, 1982 to present	Attorney, Firm of Zisman,& Ingraham, P.C.	33
INTERESTED DIRECTORS AND OFFICERS*
Name, address and age	Position(s) Held with Fund	Term of Office (Length of Time Served)	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Mitchell T.G. Graye (53)	Director, Chairman and President	June 1, 2000 to present (as Director) and June 19, 2008 to present (as Chairman and President)	President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and Canada Life Insurance Company of America; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, and The Crown Life Insurance Company; Executive Vice President and Chief Financial Officer, GWL&A Financial Inc.; President, Great-West Life & Annuity Insurance Capital (Nova Scotia) Co., Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II, and GWL Properties, Inc.	33	Director, Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II

Charles P. Nelson (48)	Director	September 22, 2008 to present	President, Great-West Retirement Services, a unit of Great-West Life & Annuity Insurance Company; Senior Vice President, Retirement Services, First Great-West Life & Annuity Insurance Company; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, EMJAY Retirement Plan Services, Inc., FASCore, LLC, National Plan Coordinators of Delaware, Inc., and GW Investor Services, LLC; Chairman, President and Chief Executive Officer, BenefitsCorp, Inc., and GWFS Equities, Inc.; Director, GW Capital Management, LLC.	33
Mary C. Maiers (41)	Treasurer	December 4, 2008 to present

Vice President, Investment Operations, Great-West Life & Annuity Insurance Company; Assistant Vice President, Investment Operations, First Great-West Life & Annuity Insurance Company, and Canada Life Insurance Company of America; Treasurer, GW Capital Management, LLC.

Beverly A. Byrne (53)	Secretary	April 10, 1997 to present

Chief Legal Officer, Financial Services and Securities Compliance, GWL&A Financial Inc., Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and Canada Life Insurance Company of America; Chief Legal Officer, Financial Services and Securities Compliance, U.S. Operations, The Great-West Life Assurance Company, and The Canada Life Assurance Company; Vice President, Counsel and Associate Secretary, U.S. Operations, Crown Life Insurance Company; Secretary and Chief Compliance Officer, Advised Assets Group, LLC, and GWFS Equities, Inc.; Secretary and Compliance Officer, BenefitsCorp, Inc., EMJAY Corporation, EMJAY Retirement Plan Services, Inc., and GW Investor Services, LLC; Chief Legal Officer and Secretary, FASCore, LLC; Secretary, GW Capital Management, LLC, and Orchard Capital Management, LLC; Vice President, Counsel and Secretary, National Plan Coordinators of Delaware, Inc.

* A Director who is not an “interested person” of the Fund (as defined in the 1940 Act) is referred to as an “Independent Director.” An “Interested Director” refers to a Director or officer who is an “interested person” of the Fund by virtue of their affiliation with either the Fund or MCM.

The Fund pays no salaries or compensation to any of its officers or Directors affiliated with the Fund or Maxim Capital Management, LLC. The chart below sets forth the annual compensation paid to the Independent Directors and certain other information.

Name of Independent Director	Aggregate Compensation from Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex Paid to Directors
R.P. Koeppe	$60,300	0	0	$60,300
S. Zisman	$64,000	0	0	$64,000
G. Klapper	$56,600	0	0	$56,600

** As of December 31, 2008, there were 33 funds for which the Directors serve as directors, all of which were Portfolios of Maxim Series Fund. The total compensation paid is comprised of the amount paid during the Fund’s most recently completed fiscal year by the Fund and its affiliated investment companies.

Additional information about Maxim Series Fund and its Directors is available in the Fund’s Statement of Additional Information, which can be obtained free of charge upon request to: Ms. Mary Maiers, 8515 East Orchard Road, Greenwood Village, Colorado 80111; (800) 537-2033, ext. 74743.

Availability of Quarterly Portfolio Schedule.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to Portfolio securities during the most recent 12-month period ended December 31 is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted an Amended and Restated Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no amendments made to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $296,425 for fiscal year 2007 and $315,080 for fiscal year 2008.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $37,500 for fiscal year 2007 and $37,500 for fiscal year 2008. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $128,905 for fiscal year 2007 and $138,345 for fiscal year 2008. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)	(1)	Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that the Fund's auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial

_________________________

1  No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by the Fund's auditors to (a) the Fund's investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation.The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e)

(2)  100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the audit committee, and no such services were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not

_________________________

2  With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3  For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4  No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.

including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2007 equaled $640,700, and for fiscal year 2008 equaled $3,004,438.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Mr. Sanford Zisman, Chairman; Mr. Richard P. Koeppe; and Ms. Gail Klapper comprise the separately designated standing audit committee pursuant to general instructions on Form N-CSR, Item 5.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.           DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.           PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.           PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item10.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	(1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Certification as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:	February 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:	February 26, 2009

By:	/s/ M.C. Maiers
M.C. Maiers
Treasurer

Date:	February 26, 2009